Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Salary payable	$ 1,224	$ 1,021
Other	88	680
Total	$ 1,312	$ 1,701